DEBT (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2016	$ 258,541	$ 258,541
2017	76,042	258,542
2018	3,802	15,208
Total equipment lease financing payments	$ 338,385	$ 532,291